Inventories	12 Months Ended
Dec. 31, 2011
Inventories

(5) Inventories

Inventories consisted of the following:

	December 31,2011		December 31,2010
	RMB	US$	RMB
Raw materials	16,174	2,570	25,254
Work-in-progress	2,727	433	1,419
Finished goods	28,150	4,473	27,634
Consumables and spare parts	834	132	849
Allowance for obsolescense	(6,111)	(971)	(2,578)
	41,774	6,637	52,577